Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,690,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,540.99
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Debt Securities Guarantees
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is required with respect to such guarantees.